Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

23.    Commitments and Contingencies

Capital commitment

As a limited partner of those equity method investees disclosed in note 11, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB301,444 and RMB300,019 as of December 31, 2021 and 2022, respectively.